Regulatory Assets and Liabilities (ROE of New Mexico Gas Company) (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
New Mexico Gas Company [Member] | New Mexico Public Regulatory [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Bill Reduction	CAD 4.0